Note 53 - Related-Party Transactions - Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions Line Items
Financial guarantees given	[1]	€ 10,984,000,000	€ 16,454,000,000	€ 16,545,000,000

[1]	(*) Non-performing financial guarantees given amounted to €730, €740 and €739 million, respectively, as of December 31, 2019, 2018 and 2017.